                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5448
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                         TOTAL RETURN VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS




QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2005


Total Return Variable Account



                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)

Total Return Variable Account

ISSUER                                                                   SHARES                       VALUE

STOCKS - 61.0%

AEROSPACE - 1.2%
Lockheed Martin Corp.                                                    19,940                $  1,217,138
Northrop Grumman Corp.                                                   12,340                     670,679
United Technologies Corp.                                                 9,010                     467,078
                                                                                               ------------
                                                                                               $  2,354,895
                                                                                               ------------
ALCOHOLIC BEVERAGES - 0.4%
Diageo PLC                                                               35,810                $    514,607
Molson Coors Brewing Co.                                                  3,800                     243,238
                                                                                               ------------
                                                                                               $    757,845
                                                                                               ------------
AUTOMOTIVE - 0.4%
SPX Corp.                                                                12,490                $    573,916
Toyota Motor Corp.                                                        4,000                     183,099
                                                                                               ------------
                                                                                               $    757,015
                                                                                               ------------
BANKS & CREDIT COMPANIES - 8.7%
American Express Co.                                                     13,280                $    667,718
Ameriprise Financial, Inc.(S)(S)*                                         2,656                      95,085
Bank of America Corp.                                                   110,532                   4,653,397
Capital One Financial Corp.                                               3,490                     277,525
Citigroup, Inc.                                                          61,036                   2,778,359
Countrywide Financial Corp.                                               8,720                     287,586
Fannie Mae                                                               12,060                     540,529
Freddie Mac                                                               3,080                     173,897
J.P. Morgan Chase & Co.                                                  77,358                   2,624,756
MBNA Corp.                                                                7,350                     181,104
PNC Financial Services Group, Inc.                                       51,650                   2,996,733
SunTrust Banks, Inc.                                                     17,950                   1,246,628
UBS AG                                                                    2,351                     199,815
Wells Fargo & Co.                                                        12,150                     711,626
                                                                                               ------------
                                                                                               $ 17,434,758
                                                                                               ------------
BIOTECHNOLOGY - 0.3%
MedImmune, Inc.*                                                         18,530                $    623,535
                                                                                               ------------

BROADCAST & CABLE TV - 2.9%
Interpublic Group of Cos., Inc.*                                         70,060                $    815,498
Time Warner, Inc.                                                        29,820                     540,040
Viacom, Inc., "B"                                                        81,468                   2,689,258
Walt Disney Co.                                                          77,190                   1,862,594
                                                                                               ------------
                                                                                               $  5,907,390
                                                                                               ------------
BROKERAGE & ASSET MANAGERS - 3.4%
Franklin Resources, Inc.                                                  6,020                $    505,439
Goldman Sachs Group, Inc.                                                 9,640                   1,172,031
Lehman Brothers Holdings, Inc.                                            6,550                     762,944
Mellon Financial Corp.                                                   75,740                   2,421,408
Merrill Lynch & Co., Inc.                                                23,630                   1,449,701
Morgan Stanley                                                            9,330                     503,260
                                                                                               ------------
                                                                                               $  6,814,783
                                                                                               ------------
BUSINESS SERVICES - 0.5%
Accenture Ltd., "A"                                                      38,220                $    973,081
                                                                                               ------------

CHEMICALS - 1.5%
3M Co.                                                                    6,240                $    457,766
Dow Chemical Co.                                                         17,450                     727,142
E.I. du Pont de Nemours & Co.                                            10,470                     410,110
Nalco Holding Co.*                                                       22,520                     379,912
PPG Industries, Inc.                                                     13,510                     799,657
Syngenta AG                                                               2,980                     311,988
                                                                                               ------------
                                                                                               $  3,086,575
                                                                                               ------------
COMPUTER SOFTWARE - 2.0%
Compuware Corp.*                                                         75,010                $    712,595
Microsoft Corp.                                                          16,870                     434,065
Oracle Corp.*                                                            45,650                     565,604
Symantec Corp.*                                                         101,290                   2,295,231
                                                                                               ------------
                                                                                               $  4,007,495
                                                                                               ------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
International Business Machines
Corp.                                                                     4,690                $    376,232
Sun Microsystems, Inc.*                                                 254,900                     999,208
                                                                                               ------------
                                                                                               $  1,375,440
                                                                                               ------------
CONSTRUCTION - 1.2%
Masco Corp.                                                              80,890                $  2,481,705
                                                                                               ------------

CONSUMER GOODS & SERVICES - 0.9%
Colgate-Palmolive Co.                                                     7,090                $    374,281
Estee Lauder Cos., Inc., "A"                                              9,800                     341,334
Gillette Co.                                                              9,710                     565,122
Kimberly-Clark Corp.                                                      7,980                     475,049
                                                                                               ------------
                                                                                               $  1,755,786
                                                                                               ------------
CONTAINERS - 0.8%
Owens-Illinois, Inc.*                                                    77,910                $  1,606,504
Smurfit-Stone Container Corp.*                                            7,960                      82,465
                                                                                               ------------
                                                                                               $  1,688,969
                                                                                               ------------
ELECTRICAL EQUIPMENT - 2.1%
Cooper Industries Ltd., "A"                                               4,250                $    293,845
Emerson Electric Co.                                                      1,380                      99,084
General Electric Co.                                                     38,640                   1,301,009
Hubbell, Inc., "B"                                                        3,800                     178,334
Tyco International Ltd.                                                  76,140                   2,120,499
W.W. Grainger, Inc.                                                       3,060                     192,535
                                                                                               ------------
                                                                                               $  4,185,306
                                                                                               ------------
ELECTRONICS - 0.4%
Analog Devices, Inc.                                                     12,920                $    479,849
Samsung Electronics Co. Ltd., GDR                                           670                     190,615
Xilinx, Inc.                                                              5,460                     152,061
                                                                                               ------------
                                                                                               $    822,525
                                                                                               ------------
ENERGY - INDEPENDENT - 1.7%
Devon Energy Corp.                                                       33,170                $  2,276,789
EnCana Corp.                                                             10,350                     603,509
EOG Resources, Inc.                                                       6,900                     516,810
                                                                                               ------------
                                                                                               $  3,397,108
                                                                                               ------------
ENERGY - INTEGRATED - 3.8%
Amerada Hess Corp.                                                        4,280                $    588,500
BP PLC, ADR                                                               7,510                     532,084
Chevron Corp.                                                            12,165                     787,440
ConocoPhillips                                                           27,540                   1,925,321
Exxon Mobil Corp.                                                        32,862                   2,088,051
TOTAL S.A., ADR                                                          12,850                   1,745,287
                                                                                               ------------
                                                                                               $  7,666,683
                                                                                               ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.6%
Archer Daniels Midland Co.                                               13,130                $    323,786
Coca-Cola Co.                                                            11,390                     491,934
H.J. Heinz Co.                                                           17,690                     646,393
Kellogg Co.                                                              12,370                     570,628
Nestle S.A.                                                                 772                     226,068
PepsiCo, Inc.                                                            11,340                     643,091
Sara Lee Corp.                                                           13,890                     263,216
                                                                                               ------------
                                                                                               $  3,165,116
                                                                                               ------------
FOREST & PAPER PRODUCTS - 0.7%
Bowater, Inc.                                                            25,730                $    727,387
International Paper Co.                                                  12,150                     362,070
MeadWestvaco Corp.                                                       10,170                     280,895
                                                                                               ------------
                                                                                               $  1,370,352
                                                                                               ------------
GAMING & LODGING - 0.4%
Cendant Corp.                                                            23,280                $    480,499
International Game Technology                                             8,620                     232,740
                                                                                               ------------
                                                                                               $    713,239
                                                                                               ------------
GENERAL MERCHANDISE - 1.0%
Family Dollar Stores, Inc.                                               36,850                $    732,209
Wal-Mart Stores, Inc.                                                    27,140                   1,189,274
                                                                                               ------------
                                                                                               $  1,921,483
                                                                                               ------------
INSURANCE - 3.2%
AFLAC, Inc.                                                               3,820                $    173,046
Allstate Corp.                                                           39,460                   2,181,743
Chubb Corp.                                                               2,330                     208,652
Conseco, Inc.*                                                           46,860                     989,215
Genworth Financial, Inc., "A"                                            18,340                     591,282
Hartford Financial Services Group, Inc.                                  10,610                     818,774
Lincoln National Corp.                                                    7,690                     400,034
MetLife, Inc.                                                            21,470                   1,069,850
                                                                                               ------------
                                                                                               $  6,432,596
                                                                                               ------------
LEISURE & TOYS - 0.3%
Hasbro, Inc.                                                              7,150                $    140,498
Mattel, Inc.                                                             31,360                     523,085
                                                                                               ------------
                                                                                               $    663,583
                                                                                               ------------
MACHINERY & TOOLS - 1.2%
Deere & Co.                                                              14,400                $    881,280
Finning International, Inc.##                                               460                      15,862
Illinois Tool Works, Inc.                                                 8,040                     661,933
Ingersoll-Rand Co. Ltd., "A"                                              4,740                     181,210
Precision Castparts Corp.                                                 8,210                     435,951
Sandvik AB                                                                2,710                     134,665
                                                                                               ------------
                                                                                               $  2,310,901
                                                                                               ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
Tenet Healthcare Corp.*                                                  91,630                $  1,029,005
                                                                                               ------------

MEDICAL EQUIPMENT - 0.2%
Baxter International, Inc.                                                3,130                $    124,793
Boston Scientific Corp.*                                                 16,100                     376,257
                                                                                               ------------
                                                                                               $    501,050
                                                                                               ------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                         17,610                $    284,425
                                                                                               ------------

NATURAL GAS - DISTRIBUTION - 0.3%
AGL Resources, Inc.                                                       7,950                $    295,025
Sempra Energy                                                             4,820                     226,829
                                                                                               ------------
                                                                                               $    521,854
                                                                                               ------------
NETWORK & TELECOM - 1.8%
Cisco Systems, Inc.*                                                     17,240                $    309,113
Nokia Corp., ADR                                                         72,350                   1,223,439
Nortel Networks Corp.*                                                  631,880                   2,059,928
                                                                                               ------------
                                                                                               $  3,592,480
                                                                                               ------------
OIL SERVICES - 1.9%
BJ Services Co.                                                          15,420                $    554,966
Cooper Cameron Corp.*                                                     6,700                     495,331
GlobalSantaFe Corp.                                                      29,570                   1,348,983
Noble Corp.                                                              20,225                   1,384,604
                                                                                               ------------
                                                                                               $  3,783,884
                                                                                               ------------
PHARMACEUTICALS - 4.2%
Abbott Laboratories                                                      29,290                $  1,241,896
Eli Lilly & Co.                                                           1,580                      84,561
Johnson & Johnson                                                        27,420                   1,735,138
Merck & Co., Inc.                                                        87,950                   2,393,119
Pfizer, Inc.                                                              4,750                     118,608
Wyeth                                                                    62,740                   2,902,980
                                                                                               ------------
                                                                                               $  8,476,302
                                                                                               ------------
PRINTING & PUBLISHING - 0.6%
Knight-Ridder, Inc.                                                       8,940                $    524,599
New York Times Co., "A"                                                   6,930                     206,168
Reed Elsevier PLC                                                        29,850                     276,060
Tribune Co.                                                               6,660                     225,707
                                                                                               ------------
                                                                                               $  1,232,534
                                                                                               ------------
RAILROAD & SHIPPING - 0.3%
Burlington Northern Santa Fe Corp.                                        7,010                $    419,198
Norfolk Southern Corp.                                                    6,100                     247,416
                                                                                               ------------
                                                                                               $    666,614
                                                                                               ------------
RESTAURANTS - 0.2%
McDonald's Corp.                                                         10,120                $    338,919
                                                                                               ------------

SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc.                                           11,860                $    653,960
L'Air Liquide S.A., Bearer Shares                                           540                      99,326
Praxair, Inc.                                                             2,450                     117,429
                                                                                               ------------
                                                                                               $    870,715
                                                                                               ------------
SPECIALTY STORES - 1.9%
Circuit City Stores, Inc.                                                29,070                $    498,841
Gap, Inc.                                                               102,180                   1,780,997
Lowe's Cos., Inc.                                                         3,970                     255,668
OfficeMax, Inc.                                                          25,320                     801,884
TJX Cos., Inc.                                                           24,210                     495,820
                                                                                               ------------
                                                                                               $  3,833,210
                                                                                               ------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Vodafone Group PLC, ADR                                                  37,933                $    985,120
                                                                                               ------------

TELEPHONE SERVICES - 3.5%
SBC Communications, Inc.                                                 21,444                $    514,013
Sprint Nextel Corp.                                                     139,430                   3,315,645
Verizon Communications, Inc.                                             95,976                   3,137,455
                                                                                               ------------
                                                                                               $  6,967,113
                                                                                               ------------
TOBACCO - 1.2%
Altria Group, Inc.                                                       31,390                $  2,313,757
                                                                                               ------------

TRUCKING - 0%
CNF, Inc.                                                                 1,640                $     86,100
                                                                                               ------------

UTILITIES - ELECTRIC POWER - 2.1%
Calpine Corp.*                                                          244,000                $    631,960
Dominion Resources, Inc.                                                 15,490                   1,334,309
Entergy Corp.                                                             6,030                     448,150
Exelon Corp.                                                              9,040                     483,098
FPL Group, Inc.                                                           1,550                      73,780
Pinnacle West Capital Corp.                                               2,460                     108,437
PPL Corp.                                                                18,210                     588,729
Public Service Enterprise Group, Inc.                                     2,770                     178,277
Southern Co.                                                              5,080                     181,661
TXU Corp.                                                                 2,030                     229,146
                                                                                               ------------
                                                                                               $  4,257,547
                                                                                               ------------
Total Stocks                                                                                   $122,408,793
                                                                                               ------------

ISSUER                                                               PAR AMOUNT                       VALUE

BONDS - 37.6%

ADVERTISING & BROADCASTING - 0.1%
News America Holdings, 8.5%, 2025                                  $     99,000                $    122,017
News America, Inc., 6.2%, 2034                                           92,000                      92,139
                                                                                               ------------
                                                                                               $    214,156
                                                                                               ------------
AEROSPACE - 0.3%
Boeing Capital Corp., 6.5%, 2012                                   $    363,000                $    395,569
Northrop Grumman Corp., 7.75%, 2031                                     226,000                     291,870
                                                                                               ------------
                                                                                               $    687,439
                                                                                               ------------
AGENCY - OTHER - 0%
Financing Corp., 9.65%, 2018                                       $     45,000                $     65,718
                                                                                               ------------

AIRLINES - 0.1%
Continental Airlines, Inc., 6.648%, 2019                           $    178,209                $    172,254
                                                                                               ------------

ALCOHOLIC BEVERAGES - 0.2%
Foster's Financial Corp., 5.875%, 2035 ##                          $    150,000                $    147,013
Miller Brewing Co., 5.5%, 2013 ##                                       276,000                     282,632
                                                                                               ------------
                                                                                               $    429,645
                                                                                               ------------
ASSET BACKED & SECURITIZED - 2.3%
AmeriCredit Automobile Receivables Trust, 2.18%, 2008              $    210,632                $    209,182
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008           113,012                     115,393
Bear Stearns Commercial
Mortgage Securities, Inc., 5.116%, 2041                                  82,288                      82,951
Blackrock Capital Finance LP, 7.75%, 2026 ##                             56,156                      56,331
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                 70,869                      74,895
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                 369,000                     385,474
Citibank Credit Card Issuance Trust, 6.65%, 2008                        623,000                     631,303
Countrywide Asset-Backed Certificates, 4.823%, 2035                      75,000                      74,669
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035        35,000                      37,217
CRIIMI MAE CMBS Corp., 6.7%, 2008 ##                                    190,000                     193,095
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011 ##                       320,000                     328,900
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                 177,016                     182,834
Falcon Franchise Loan LLC, 7.382%, 2010 ##                               50,864                      53,118
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                     24,835                      24,817
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036            60,728                      62,039
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                107,385                     105,427
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042     130,000                     126,907
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.21%, 2041                                                              39,903                      40,616
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                            197,476                     198,044
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030             153,277                     157,942
Morgan Stanley Capital I, Inc., 5.168%, 2042                             48,533                      49,049
Morgan Stanley Capital I, Inc., FRN, 0.59%, 2030 ^^##                 8,204,408                     159,751
Mortgage Capital Funding, Inc., 6.337%, 2031                            284,855                     293,898
Multi-Family Capital Access One, Inc., 6.65%, 2024                       50,784                      52,849
Residential Asset Mortgage Products, Inc., 4.109%, 2029                 112,691                     110,753
Residential Asset Mortgage Products, Inc., 3.8%, 2030                   100,827                     100,402
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034            92,000                      89,171
Structured Asset Securities Corp., 4.67%, 2035                          298,098                     294,121
Wachovia Bank Commercial Mortgage Trust, 4.847%, 2041                    50,000                      49,394
Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042                   185,000                     185,729
                                                                                               ------------
                                                                                               $  4,526,271
                                                                                               ------------
AUTOMOTIVE - 0.3%
Ford Motor Co., 7.45%, 2031                                        $     74,000                $     57,720
Ford Motor Credit Co., 4.95%, 2008                                       80,000                      76,131
Ford Motor Credit Co., 5.7%, 2010                                       193,000                     175,323
General Motors Acceptance Corp., 5.85%, 2009                             93,000                      86,600
General Motors Acceptance Corp., 7.25%, 2011                             82,000                      76,251
General Motors Corp., 8.375%, 2033                                      162,000                     126,360
                                                                                               ------------
                                                                                               $    598,385
                                                                                               ------------
BANKS & CREDIT COMPANIES - 1.8%
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049        $    179,000                $    249,279
Bank of America Corp., 7.4%, 2011                                       299,000                     333,912
Bank of America Corp., 5.375%, 2014                                     110,000                     113,313
Citigroup, Inc., 5%, 2014                                               250,000                     248,650
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                    171,000                     166,685
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                    121,000                     121,086
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049##                170,000                     190,256
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                  100,000                     105,319
J.P. Morgan Chase & Co., 5.125%, 2014                                   215,000                     214,459
Mizuho Financial Group, Inc., 5.79%, 2014 ##                            103,000                     107,285
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                           100,000                     100,188
Popular North America, Inc., 4.25%, 2008                                211,000                     208,260
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                       161,000                     170,489
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                    361,000                     379,997
UFJ Finance Aruba AEC, 6.75%, 2013                                       45,000                      49,412
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##       208,000                     244,481
Wachovia Corp., 5.25%, 2014                                             343,000                     347,810
Wells Fargo National Bank, 4.75%, 2015                                  315,000                     309,729
                                                                                               ------------
                                                                                               $  3,660,610
                                                                                               ------------
BROADCAST & CABLE TV - 0.4%
Cox Communications, Inc., 4.625%, 2013                             $    159,000                $    150,454
TCI Communications Financing III, 9.65%, 2027                           425,000                     465,426
Time Warner Entertainment Co. LP, 10.15%, 2012                            1,000                       1,254
Time Warner Entertainment Co. LP, 8.375%, 2033                           75,000                      93,890
                                                                                               ------------
                                                                                               $    711,024
                                                                                               ------------
BROKERAGE & ASSET MANAGERS - 0.5%
Goldman Sachs Group, Inc., 5.7%, 2012                              $    247,000                $    256,184
Lehman Brothers Holdings, Inc., 8.25%, 2007                             334,000                     352,911
Merrill Lynch & Co., Inc., 5.45%, 2014                                  127,000                     130,465
Morgan Stanley Group, Inc., 6.75%, 2011                                 156,000                     169,703
Morgan Stanley Group, Inc., 4.75%, 2014                                  78,000                      75,252
                                                                                               ------------
                                                                                               $    984,515
                                                                                               ------------
BUILDING - 0.1%
CRH North America, Inc., 6.95%, 2012                               $    208,000                $    228,564
                                                                                               ------------

CHEMICALS - 0.1%
Dow Chemical Co., 5.75%, 2008                                      $    162,000                $    167,544
Dow Chemical Co., 6%, 2012                                               15,000                      15,884
                                                                                               ------------
                                                                                               $    183,428
                                                                                               ------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                       $    211,000                $    230,736
Tyco International Group S.A., 6.75%, 2011                               40,000                      43,204
                                                                                               ------------
                                                                                               $    273,940
                                                                                               ------------
CONSUMER GOODS & SERVICES - 0.1%
Cendant Corp., 6.875%, 2006                                        $    147,000                $    149,732
                                                                                               ------------
DEFENSE ELECTRONICS - 0.2%
BAE Systems Holdings, Inc., 6.4%, 2011 ##                          $    223,000                $    237,746
BAE Systems Holdings, Inc., 5.2%, 2015 ##                                33,000                      32,546
Raytheon Co., 6.15%, 2008                                               114,000                     118,527
                                                                                               ------------
                                                                                               $    388,819
                                                                                               ------------
EMERGING MARKET QUASI- SOVEREIGN - 0%
Pemex Project Funding Master Trust, 8.625%, 2022                   $     39,000                $     47,678
                                                                                               ------------

EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013                                      $    112,000                $    108,517
United Mexican States, 6.625%, 2015                                     213,000                     231,425
                                                                                               ------------
                                                                                               $    339,942
                                                                                               ------------
ENERGY - INDEPENDENT - 0.1%
Devon Financing Corp. U.L.C., 6.875%, 2011                         $    142,000                $    156,089
EnCana Holdings Finance Corp., 5.8%, 2014                                98,000                     103,213
                                                                                               ------------
                                                                                               $    259,302
                                                                                               ------------
ENERGY - INTEGRATED - 0%
Amerada Hess Corp., 7.3%, 2031                                     $     62,000                $     72,332
                                                                                               ------------

ENTERTAINMENT - 0.1%
Walt Disney Co., 6.75%, 2006                                       $     69,000                $     69,775
Walt Disney Co., 6.375%, 2012                                            98,000                     105,265
                                                                                               ------------
                                                                                               $    175,040
                                                                                               ------------
FINANCIAL INSTITUTIONS - 0.1% General Electric Capital Corp.,
8.75%, 2007                                                        $    130,000                $    138,565
SLM Corp., 4%, 2009                                                     115,000                     112,961
                                                                                               ------------
                                                                                               $    251,526
                                                                                               ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
Cadbury Schweppes PLC,
5.125%, 2013 ##                                                    $    270,000                $    269,911
Kraft Foods, Inc., 6.25%, 2012                                          142,000                     151,628
                                                                                               ------------
                                                                                               $    421,539
                                                                                               ------------
FOREST & PAPER PRODUCTS - 0.2%
MeadWestvaco Corp., 6.8%, 2032 $                                         69,000                $     72,524
Weyerhaeuser Co., 6.75%, 2012 ##                                        254,000                     274,460
                                                                                               ------------
                                                                                               $    346,984
                                                                                               ------------
INSURANCE - 0.4%
AIG SunAmerica Institutional Funding II, 5.75%, 2009               $    441,000                $    455,139
Genworth Financial, Inc., 5.75%, 2014                                    40,000                      41,917
MetLife, Inc., 6.5%, 2032                                                48,000                      52,871
Prudential Financial, Inc., 5.1%, 2014                                   80,000                      80,063
Prudential Funding Corp., 6.6%, 2008 ##                                 179,000                     188,578
                                                                                               ------------
                                                                                               $    818,568
                                                                                               ------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
ACE INA Holdings, Inc., 5.875%, 2014                               $    151,000                $    153,611
Allstate Corp., 6.125%, 2032                                            185,000                     191,961
Fund American Cos., Inc., 5.875%, 2013                                  117,000                     117,021
Travelers Property Casualty Corp., 6.375%, 2033                          84,000                      87,169
                                                                                               ------------
                                                                                               $    549,762
                                                                                               ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.1%
Hydro-Quebec, 6.3%, 2011                                           $    262,000                $    283,031
                                                                                               ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
HCA, Inc., 8.75%, 2010                                             $     40,000                $     44,176
HCA, Inc., 6.95%, 2012                                                  139,000                     142,980
                                                                                               ------------
                                                                                               $    187,156
                                                                                               ------------
METALS & MINING - 0%
Alcan, Inc., 5.75%, 2035                                           $     83,000                $     81,601
                                                                                               ------------

MORTGAGE BACKED - 13.6%
Fannie Mae, 5.722%, 2009                                           $    415,000                $    424,792
Fannie Mae, 4.01%, 2013                                                  19,434                      18,494
Fannie Mae, 4.63%, 2014                                                  48,010                      47,247
Fannie Mae, 4.518%, 2014                                                177,269                     173,924
Fannie Mae, 4.846%, 2014                                                 73,979                      74,086
Fannie Mae, 4.925%, 2015                                                270,020                     271,659
Fannie Mae, 6%, 2016 - 2034                                           3,095,508                   3,159,060
Fannie Mae, 5.5%, 2016 - 2035                                         9,436,732                   9,457,869
Fannie Mae, 5%, 2018 - 2035                                           2,287,849                   2,271,209
Fannie Mae, 4.5%, 2018 - 2035                                         1,084,447                   1,056,920
Fannie Mae, 6.5%, 2028 - 2034                                         1,442,261                   1,487,288
Fannie Mae, 7.5%, 2031                                                   45,915                      48,594
Freddie Mac, 6%, 2016 - 2034                                          1,734,126                   1,768,758
Freddie Mac, 5%, 2017 - 2035                                          1,517,058                   1,495,191
Freddie Mac, 4.5%, 2018 - 2035                                        1,149,820                   1,124,235
Freddie Mac, 5.5%, 2019 - 2035                                        1,862,433                   1,867,787
Freddie Mac, 6.5%, 2034                                                 306,461                     315,157
Ginnie Mae, 7.5%, 2023 - 2024                                            68,958                      73,598
Ginnie Mae, 6.5%, 2028                                                  214,797                     223,852
Ginnie Mae, 6%, 2033 - 2034                                             652,008                     667,977
Ginnie Mae, 4.5%, 2033 - 2034                                           190,982                     183,393
Ginnie Mae, 5.5%, 2033                                                  983,242                     993,211
Ginnie Mae, 5%, 2034                                                    159,613                     158,051
                                                                                               ------------
                                                                                               $ 27,362,352
                                                                                               ------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                   $     82,000                $     94,594
Kinder Morgan Energy Partners LP, 6.75%, 2011                           165,000                     177,972
Kinder Morgan Energy Partners LP, 7.75%, 2032                           117,000                     142,181
                                                                                               ------------
                                                                                               $    414,747
                                                                                               ------------
NETWORK & TELECOM - 0.7%
BellSouth Corp., 6.55%, 2034                                       $    146,000                $    156,934
Deutsche Telekom International Finance B.V., 8.75%, 2030                191,000                     246,585
France Telecom S.A., 7.75%, 2011                                         53,000                      60,180
PCCW-HKTC Capital II Ltd., 6%, 2013 ##                                  150,000                     154,986
SBC Communications, Inc., 5.1%, 2014                                    126,000                     124,855
SBC Communications, Inc., 6.15%, 2034                                    35,000                      35,818
Telecom Italia Capital, 5.25%, 2013                                      60,000                      59,575
Telecom Italia Capital, 6%, 2034 ##                                      97,000                      95,055
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                    270,000                     273,210
Verizon New York, Inc., 6.875%, 2012                                    286,000                     305,962
                                                                                               ------------
                                                                                               $  1,513,160
                                                                                               ------------
OIL SERVICES - 0%
Halliburton Co., 5.5%, 2010                                        $     50,000                $     51,633
                                                                                               ------------

OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                  $    111,000                $    121,884
                                                                                               ------------

PHARMACEUTICALS - 0.1%
Wyeth, 5.5%, 2013                                                  $    123,000                $    126,144
                                                                                               ------------

POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010                               $    134,000                $    147,354
                                                                                               ------------

RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                             $     35,000                $     37,924
Union Pacific Corp., 6.125%, 2012                                        50,000                      53,040
Union Pacific Corp., 5.375%, 2014                                       110,000                     112,241
                                                                                               ------------
                                                                                               $    203,205
                                                                                               ------------
REAL ESTATE - 0.4%
Boston Properties, Inc., 5%, 2015                                  $     42,000                $     40,961
EOP Operating LP, 6.8%, 2009                                             29,000                      30,599
HRPT Properties Trust, 6.25%, 2016                                      115,000                     120,713
Simon Property Group LP, 5.1%, 2015                                     193,000                     189,176
Vornado Realty Trust, 5.625%, 2007                                      383,000                     386,193
                                                                                               ------------
                                                                                               $    767,642
                                                                                               ------------
RETAILERS - 0.1%
Wal-Mart Stores, Inc., 5.25%, 2035                                 $    144,000                $    139,354
                                                                                               ------------

SUPERMARKETS - 0.1%
Kroger Co., 6.75%, 2012                                            $    102,000                $    109,537
                                                                                               ------------

TELECOMMUNICATIONS - WIRELESS - 0.2%
AT&T Wireless Services, Inc., 7.35%, 2006                          $    107,000                $    108,242
AT&T Wireless Services, Inc., 8.75%, 2031                                78,000                     105,284
Cingular Wireless LLC, 6.5%, 2011                                        35,000                      37,923
Sprint Capital Corp., 6.875%, 2028                                      106,000                     117,096
                                                                                               ------------
                                                                                               $    368,545
                                                                                               ------------
U.S. GOVERNMENT AGENCIES - 4.3%
Aid-Egypt, 4.45%, 2015                                             $    152,000                $    149,717
Fannie Mae, 3.25%, 2006                                                 100,000                      99,130
Fannie Mae, 3%, 2007                                                    244,000                     239,329
Fannie Mae, 5.25%, 2007                                                 397,000                     401,998
Fannie Mae, 6.625%, 2009 - 2010                                       3,428,000                   3,743,131
Fannie Mae, 6%, 2011                                                    165,000                     176,522
Fannie Mae, 4.625%, 2014                                                250,000                     250,080
Federal Home Loan Bank, 3.25%, 2006                                     315,000                     312,357
Federal Home Loan Bank, 3.75%, 2006                                     940,000                     933,282
Federal Home Loan Bank, 3.9%, 2008                                       40,000                      39,529
Freddie Mac, 3.75%, 2006                                              1,405,000                   1,395,126
Freddie Mac, 4.125%, 2009                                                50,000                      49,257
Small Business Administration, 4.35%, 2023                               45,857                      44,752
Small Business Administration, 4.77%, 2024                              117,377                     117,090
Small Business Administration, 5.18%, 2024                              191,002                     194,289
Small Business Administration, 5.52%, 2024                              268,836                     277,706
Small Business Administration, 4.99%, 2024                              149,235                     150,358
Small Business Administration, 4.95%, 2025                              113,351                     113,867
                                                                                               ------------
                                                                                               $  8,687,520
                                                                                               ------------
U.S. TREASURY OBLIGATIONS - 7.9%
U.S. Treasury Bonds, 10.375%, 2012                                 $    140,000                $    157,402
U.S. Treasury Bonds, 9.875%, 2015                                       175,000                     252,602
U.S. Treasury Bonds, 8%, 2021                                            37,000                      51,219
U.S. Treasury Bonds, 6.25%, 2023                                      3,050,000                   3,647,013
U.S. Treasury Bonds, 5.375%, 2031                                       519,000                     581,442
U.S. Treasury Notes, 5.75%, 2005                                        665,000                     666,740
U.S. Treasury Notes, 5.875%, 2005                                       186,000                     186,494
U.S. Treasury Notes, 7%, 2006                                         2,037,000                   2,081,559
U.S. Treasury Notes, 4.375%, 2007                                       146,000                     146,485
U.S. Treasury Notes, 5.625%, 2008                                     4,210,000                   4,358,499
U.S. Treasury Notes, 4.75%, 2008                                        942,000                     957,124
U.S. Treasury Notes, 4%, 2009                                            23,000                      22,842
U.S. Treasury Notes, 3.875%, 2013                                       199,000                     193,877
U.S. Treasury Notes, 4.75%, 2014                                        150,000                     154,535
U.S. Treasury Notes, 4.125%, 2015                                       192,000                     188,692
U.S. Treasury Notes, TIPS, 4.25%, 2010                                  776,856                     868,956
U.S. Treasury Notes, TIPS, 3%, 2012                                   1,212,646                   1,319,605
                                                                                               ------------
                                                                                               $ 15,835,086
                                                                                               ------------
UTILITIES - ELECTRIC POWER - 1.3%
Dominion Resources, Inc., 5.15%, 2015                              $    141,000                $    138,044
DTE Energy Co., 7.05%, 2011                                             122,000                     132,963
Duke Capital Corp., 8%, 2019                                            113,000                     137,207
Exelon Generation Co. LLC, 6.95%, 2011                                   77,000                      83,980
FirstEnergy Corp., 6.45%, 2011                                          209,000                     222,536
MidAmerican Energy Holdings Co., 3.5%, 2008                             118,000                     113,967
MidAmerican Energy Holdings Co., 5.875%, 2012                            61,000                      63,648
MidAmerican Funding LLC, 6.927%, 2029                                   454,000                     517,505
Niagara Mohawk Power Corp., 7.75%, 2006                                   1,000                       1,020
Northeast Utilities, 8.58%, 2006                                        105,897                     108,446
Oncor Electric Delivery Co., 7%, 2022 ##                                202,000                     226,271
Pacific Gas & Electric Co., 4.8%, 2014                                  125,000                     122,223
PSEG Power LLC, 6.95%, 2012                                              71,000                      77,459
PSEG Power LLC, 8.625%, 2031                                             91,000                     118,122
System Energy Resources, Inc., 5.129%, 2014 ##                          104,272                     102,030
TXU Energy Co., 7%, 2013                                                 37,000                      40,168
W3A Funding Corp., 8.09%, 2017                                          337,724                     365,465
                                                                                               ------------
                                                                                               $  2,571,054
                                                                                               ------------
Total Bonds                                                                                    $ 75,528,178
                                                                                               ------------

SHORT-TERM OBLIGATION - 1.2%
New Center Asset Trust, 3.88%, due 10/03/05<                       $  2,444,000                $  2,443,473
                                                                                               ------------
Total Investments ~                                                                            $200,380,444
                                                                                               ------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                               405,557
                                                                                               ------------
NET ASSETS - 100.0%                                                                            $200,786,001
                                                                                               ------------

(S)(S) When-issued security. Security represents the variable account's entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
    ^^ Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
     < The rate shown represents an annualized yield at time of purchase.
     * Non-income producing security.
     ~ As of September 30, 2005 the variable account had one security representing $667,718 and 0.3% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
    ## SEC Rule 144A restriction.

       Abbreviations:
 ADR = American Depository Receipt
 GDR = Global Depository Receipt
 FRN = Floating Rate Note. The interest rate is the rate in effect at period end.
TIPS = Treasury Inflation Protected Security.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED
WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION
CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.